Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement
3.	FAIR VALUE MEASUREMENT

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2016 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2016
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Time deposits	—	2,099,200	—	2,099,200	302,348
Money market fund	225,848	—		225,848	32,529
Restricted cash	—	9,319	—	9,319	1,342
Short-term investments					—
Term deposits	—	1,804,208	—	1,804,208	259,860
Adjustable-rate financial products	—	625,883	—	625,883	90,146

	225,848	4,538,610	—	4,764,458	686,225

	Fair Value Measurement at December 31, 2015 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2015
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	97,404	—	97,404
Restricted cash	—	61,091	—	61,091
Short-term investments
Term deposits	—	1,955,315	—	1,955,315

	—	2,113,810	—	2,113,810

Other financial instruments

The followings are other financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Financial assets including accounts receivable, amounts due from related parties, prepaid expenses and other current assets, and other non-current assets are not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity. Financial liabilities including notes payable, accrued expense and other payables, and amounts due to related parties are also not measured at fair value in the consolidated balance sheets, and the carrying values approximated fair value due to their short-term maturity.

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain assets, including long-term investments, goodwill and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired (Level 3). The fair values of these assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.